Stock Option Plan (Schedule Of Activity In 2005 Plan) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stock Option Plan [Abstract]
Number, January 1, 2011	78,075
Number, Granted	7,020	7,020	7,020
Number, Forfeited/Expired	4,055
Number, December 31, 2011	74,020	78,075
Weighted Average Exercise Price per Share, January 1, 2011	$ 74.96
Weighted Average Exercise Price per Share, Forfeited/Expired	$ 74.96
Weighted Average Exercise Price per Share, December 31, 2011	$ 74.96	$ 74.96
Exercisable at year end	74,020
Weighted-average remaining contractual life, in years	0.94
Aggregate intrinsic value	$ 0